Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2017	2018	2019
	(in thousands, except share and per share data)
Profit (Loss)	$(26,160)	$(36,224)	$(36,697)
Weighted average number of shares outstanding for basic EPS	77,668,404	93,767,005	95,008,518
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	77,668,404	93,767,005	95,008,518
Basic earnings (loss) per share	$(0.34)	$(0.39)	$(0.39)
Diluted earnings (loss) per share	$(0.34)	$(0.39)	$(0.39)
ADS outstanding for basic and diluted earnings (loss) per ADS	19,417,101	23,441,751	23,752,130
Basic earnings (loss) per ADS	$(1.35)	$(1.55)	$(1.54)
Diluted earnings (loss) per ADS	$(1.35)	$(1.55)	$(1.54)